Restatement of Previously Issued Financial Statements - Schedule of impact on balance sheet and income statement (Q3) (Details) - USD ($)			1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 07, 2020
Condensed Financial Statements, Captions [Line Items]
Additional Paid-in Capital			$ 0
Accumulated Deficit			(10,951)	(35,360,269)				(35,360,269)
Total Shareholder'' Equity (Deficit)	$ (43,116,815)	$ (41,565,306)	(10,951)	(35,359,406)	$ (43,116,815)	$ (41,565,306)	$ (43,116,815)	(35,359,406)	$ 0
Income Statement as of March 31, 2021
Net loss			$ (10,951)	$ 7,757,409				$ 5,021,944
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Class A ordinary shares subject to possible redemption	296,883,180	298,434,690			296,883,180	298,434,690	296,883,180
Class A ordinary shares, $0.0001 par value	$ 482	$ 466			$ 482	$ 466	$ 482
Class B ordinary shares, $0.0001 par value (in Shares)	863	863			863	863	863
Additional Paid-in Capital	$ 7,745,077	$ 6,193,583			$ 7,745,077	$ 6,193,583	$ 7,745,077
Accumulated Deficit	(2,746,416)	(1,194,908)			(2,746,416)	(1,194,908)	(2,746,416)
Total Shareholder'' Equity (Deficit)	$ 5,000,006	$ 5,000,004			5,000,006	5,000,004	5,000,006
Number of shares subject to redemption (in Shares)	29,688,318	29,843,469
Income Statement as of March 31, 2021
Net loss					$ (1,551,508)	$ (1,183,957)	$ (2,735,465)
Weighted average Redeemable Class A ordinary shares (in Shares)					29,483,469	29,885,095	29,849,073
Basic and diluted net loss per share, redeemable Class A ordinary shares (in Dollars per share)					$ 0.00	$ 0.00	$ 0.00
Weighted average non-redeemable Class B ordinary shares (in Shares)					13,281,531	9,342,874	11,322,835
Basic and diluted net loss per share, non-redeemable Class B ordinary shares (in Dollars per share)					$ (0.12)	$ (0.13)	$ (0.24)
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Class A ordinary shares subject to possible redemption	$ 48,116,820	$ 46,565,310			$ 48,116,820	$ 46,565,310	$ 48,116,820
Class A ordinary shares, $0.0001 par value	$ (482)	$ (466)			$ (482)	$ (466)	$ (482)
Class B ordinary shares, $0.0001 par value (in Shares)
Additional Paid-in Capital	$ (7,745,077)	$ (6,193,583)			$ (7,745,077)	$ (6,193,583)	$ (7,745,077)
Accumulated Deficit	(40,371,262)	(40,371,261)			(40,371,262)	(40,371,261)	(40,371,262)
Total Shareholder'' Equity (Deficit)	$ (48,116,821)	$ (46,565,310)			(48,116,821)	(46,565,310)	(48,116,821)
Number of shares subject to redemption (in Shares)	4,811,682	4,656,531
Income Statement as of March 31, 2021
Net loss
Weighted average Redeemable Class A ordinary shares (in Shares)					4,656,531	(24,845,769)	(9,915,740)
Basic and diluted net loss per share, redeemable Class A ordinary shares (in Dollars per share)					$ (0.04)	$ (0.10)	$ (0.10)
Weighted average non-redeemable Class B ordinary shares (in Shares)					(4,656,531)	(2,703,829)	(3,679,779)
Basic and diluted net loss per share, non-redeemable Class B ordinary shares (in Dollars per share)					$ 0.08	$ 0.03	$ 0.14
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Class A ordinary shares subject to possible redemption	$ 345,000,000	$ 345,000,000			$ 345,000,000	$ 345,000,000	$ 345,000,000
Class A ordinary shares, $0.0001 par value
Class B ordinary shares, $0.0001 par value (in Shares)	863	863			863	863	863
Additional Paid-in Capital
Accumulated Deficit	(43,117,678)	(41,566,169)			(43,117,678)	(41,566,169)	(43,117,678)
Total Shareholder'' Equity (Deficit)	$ (43,116,815)	$ (41,565,306)			(43,116,815)	(41,565,306)	(43,116,815)
Number of shares subject to redemption (in Shares)	34,500,000	34,500,000
Income Statement as of March 31, 2021
Net loss					$ (1,551,508)	$ (1,183,957)	$ (2,735,465)
Weighted average Redeemable Class A ordinary shares (in Shares)					34,500,000	5,039,326	19,933,333
Basic and diluted net loss per share, redeemable Class A ordinary shares (in Dollars per share)					$ (0.04)	$ (0.10)	$ (0.10)
Weighted average non-redeemable Class B ordinary shares (in Shares)					8,625,000	6,639,045	7,643,056
Basic and diluted net loss per share, non-redeemable Class B ordinary shares (in Dollars per share)					$ (0.04)	$ (0.10)	$ (0.10)